WARRANT LIABILITY (Details)	Jun. 22, 2022 trading_day vote $ / shares shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	798,611
Public Warrants | Triggering Event, One
Class of Warrant or Right [Line Items]
Number of trading days | trading_day	20
Number of consecutive trading days | vote	30
Period prior to notice of redemption	3 days
Redemption price of warrants (in dollars per share)	$ 0.12
Number of days of prior written notice of redemption	30 days
Public Warrants | Triggering event, Two
Class of Warrant or Right [Line Items]
Number of trading days | trading_day	20
Number of consecutive trading days | vote	30
Number of days of prior written notice of redemption	30 days
Public Warrants | Minimum | Triggering Event, One
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	$ 216.00
Public Warrants | Minimum | Triggering event, Two
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	$ 120.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	430,555